ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2024	September 30, 2023

Accounts receivable	$11,794,623	$4,615,470
Less: allowance for doubtful accounts	(13,520)	(13,004)
Accounts receivable, net	$11,781,103	$4,602,466

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 — ACCOUNTS RECEIVABLE, NET (continued)

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. Approximately $5.5 million or 46.7% of the net accounts receivable balance as of September 30, 2024 has been collected as of the date of the Company’s consolidated financial statements are released.

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2024	Subsequent collection	% of subsequent collection

Less than 3 months	$6,006,578	$1,820,853	30.3%
From 4 to 6 months	3,484,009	1,399,339	40.2%
From 7 to 9 months	2,291,382	2,291,382	100.0%
From 10 to 12 months	-	-	-%
Over 1 year	12,654	-	-%
Total gross accounts receivable	11,794,623	5,511,574	46.7%
Allowance for doubtful accounts	(13,520)
Accounts Receivable, net	$11,781,103	$5,511,574	46.7%

Allowance for doubtful accounts movement is as follows:

	September 30, 2024	September 30, 2023

Beginning balance	$13,004	$13,337
Additions	-	-
Write-off uncollectible balance	-	-
Foreign currency translation adjustments	516	(334)
Ending balance	$13,520	$13,004